As filed electronically with the Securities and Exchange Commission on or about
                                October 16, 2006

                                                   Registration Nos. 333-136467
                                                                      811-21774
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                   ------------------------------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[X] Pre-Effective Amendment No. 4         [ ] Post-Effective Amendment No. ____

                        (Check appropriate box or boxes)

                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact Name of Registrant as Specified in Charter)
                    ------------------------------------------
                              1001 Warrenville Road
                                    Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)
                                 (630) 241-4141
                  (Registrant's Area Code and Telephone Number)
                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)
                   ------------------------------------------
                                 With copies to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603
                   ------------------------------------------
                      TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest ($0.01 par value per share) of the First Trust Value Line(R) Equity Allocation Index Fund, a Series of the Registrant.

This Registration Statement will become effective on such date designated by the Registrant upon the filing of a further amendment or as the Securities and Exchange Commission may determine pursuant to Rule 473.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

===============================================================================

        The sole purpose of this filing is to delay the effectiveness of Registrant's Registration Statement, pursuant to Rule 473, until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine. Parts A and B of Registrant's Registration Statement under the Securities Act of 1933 on Form N-14, filed on October 13, 2006 (Registration No. 333-136467), are incorporated by reference herein.



PART C:  OTHER INFORMATION

Item 15:  Indemnification

        Section 5.3 of the Registrant's Declaration of Trust provides as follows:

               (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                       (i) every person who is or has been a Trustee or officer
               of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                      (ii) the words "claim," "action," "suit" or "proceeding"
               shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

               (b) No indemnification shall be provided hereunder to a Covered
Person:

                       (i) against any liability to the Trust or the
               Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                      (ii) with respect to any matter as to which the Covered
               Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                     (iii) in the event of a settlement involving a payment by a
               Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                              (A) by vote of a majority of the Disinterested
                      Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                              (B) by written opinion of (i) the then-current
                      legal counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

               (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                      (i) such undertaking is secured by a surety bond or some
               other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                      (ii) a majority of the Disinterested Trustees acting on
               the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

               (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16:  Exhibits

        The following exhibits are filed herewith as part of this Registration Statement or incorporated herein by reference.

       (1) Declaration of Trust of Registrant. (1)

       (2) By-Laws of the Registrant. (2)

       (3) Not applicable.

       (4) Agreement and Plan of Reorganization (included in the Prospectus/ Proxy Statement as Exhibit A thereto). (7)

       (5)  (i) Establishment and Designation of Series dated June 10, 2005. (1)

      (ii) Amended and Restated Establishment and Designation of Series dated July 26, 2006. (6)

       (6) (i) Investment Management Agreement dated September 24, 2005, as amended. (3)

      (ii) Excess Expense Agreement, as amended. (3)

     (iii) Amendment to Schedule A of the Investment Management Agreement. (6)

      (iv) Amendment to Appendix I of the Excess Expense Agreement. (6)

       (7)  (i) Distribution Agreement dated September 24, 2005, as amended. (3)

      (ii) Amendment to Exhibit A of the Distribution Agreement. (6)

       (8) Not Applicable.

       (9) (i) Custody Agreement between the Registrant and The Bank of New York. (2)

      (ii) Amendment to Schedule II of the Custody Agreement. (6)

      (10) (i) 12b-1 Service Plan. (2)

      (ii) Amendment to Exhibit A of the 12b-1 Service Plan. (6)

      (11) (i) Opinion and Consent of Chapman and Cutler LLP dated October 13, 2006. (7)

      (ii) Opinion and Consent of Bingham McCutchen LLP dated October 13, 2006.
(7)

      (12) Opinion and Consent of Chapman and Cutler LLP dated October 13, 2006.
(7)

      (13) Not applicable.

      (14) Consent of Independent Registered Public Accounting Firm. (7)

      (15) Power of attorney pursuant to which the name of any person has been signed to the registration statement. (4)

      (16) Proxy Card. (7)

------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 13, 2005.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on September 26, 2005.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 15, 2006.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 4, 2006.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-136467) filed on August 9, 2006.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 13, 2006.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-136467) filed on October 13, 2006.

Item 17:  Undertakings

               (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

               (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, and State of Illinois, on the 16th day of October, 2006.

                                         FIRST TRUST EXCHANGE-TRADED FUND


                                         By:    /s/ James A. Bowen
                                             ---------------------------------
                                                 James A. Bowen, President

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                                                      DATE

                                  Treasurer, Controller and    October 16, 2006
                                  Chief Financial and
   /s/ Mark R. Bradley            Accounting Officer
--------------------------------
   Mark R. Bradley

                                  President, Chief Executive   October 16, 2006
   /s/ James A. Bowen             Officer, Chairman and Trustee
---------------------------------
   James A. Bowen
                                             )
*/s/ Richard E. Erickson          Trustee    )
---------------------------------            )
   Richard E. Erickson                       )
                                             )
*/s/ Thomas R. Kadlec             Trustee    )
---------------------------------            )
   Thomas R. Kadlec                          )
                                             )
*/s/ Robert Keith                 Trustee    )       BY:   /s/ James A. Bowen
---------------------------------            )            ----------------------
     Robert Keith                            )
                                             )       James A. Bowen
*/s/ Niel B. Nielson              Trustee    )       Attorney-In-Fact
---------------------------------            )       October 16, 2006
   Niel B. Nielson                           )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and are incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 4, 2006.